Condensed Financial Statements of Knight Capital Group, Inc. (parent only)	12 Months Ended
Dec. 31, 2012
Condensed Financial Statements of Knight Capital Group, Inc. (parent only)
27.	Condensed Financial Statements of Knight Capital Group, Inc. (parent only)

Presented below are the Condensed Statements of Financial Condition, Operations and Cash Flows for the Company on an unconsolidated basis.

Statements of Financial Condition

Knight Capital Group, Inc. (parent only)

	DECEMBER 31,
	2012	2011
	(in thousands)
Assets
Cash and cash equivalents	$320,979	$233,915
Financial instruments owned, at fair value	237	24,802
Receivable from subsidiaries	56,360	119,172
Investments in subsidiaries, equity method	1,334,092	1,454,694
Fixed assets and leasehold improvements, at cost, less accumulated depreciation and amortization	150	216
Investments	52,075	52,102
Intangible assets, less accumulated amortization	11,422	12,933
Income taxes receivable	152,637	1,636
Other assets	58,756	64,962

Total assets	$1,986,708	$1,964,432

Liabilities, convertible preferred stock & equity
Liabilities
Financial instruments sold, not yet purchased, at fair value	$5,505	$17,532
Accrued compensation expense	33,152	37,451
Payable to subsidiaries	—	—
Accrued expenses and other liabilities	76,758	23,086
Long term debt	388,753	424,338

Total liabilities	504,168	502,407
Convertible preferred stock	229,857	—
Total equity	1,252,683	1,462,025

Total liabilities, convertible preferred stock & equity	$1,986,708	$1,964,432

Statements of Operations

Knight Capital Group, Inc. (parent only)

	FOR THE YEAR ENDED DECEMBER 31,
	2012	2011	2010
	(in thousands)
Revenues
Investment (loss) income and other, net	$(8,640)	$2,259	$(9,163)

Total revenues	(8,640)	2,259	(9,163)

Expenses
Employee compensation and benefits	26,556	30,105	27,799
Interest expense	30,374	27,908	20,476
Professional fees	17,505	6,605	7,536
Business development	1,791	2,107	2,802
Other	9,616	8,917	8,029

Total expenses	85,842	75,641	66,642

Loss before income taxes and equity in earnings of subsidiaries	(94,482)	(73,382)	(75,805)
Income tax benefit	(34,826)	(28,808)	(30,342)

Loss before equity in earnings of subsidiaries	(59,656)	(44,574)	(45,463)
Equity in earnings of subsidiaries	(287,411)	159,811	137,101

Net (loss) income	$(347,067)	$115,237	$91,638

The accompanying notes are an integral part of these condensed financial statements.

Statements of Cash Flows

Knight Capital Group, Inc. (parent only)

	FOR THE YEAR ENDED DECEMBER 31,
	2012	2011	2010
	(In thousands)
Cash flows from operating activities
Net (loss) income	$(347,067)	$115,237	$91,638
Adjustments to reconcile income from continuing operations, net of tax to net cash used in operating activities
Equity in earnings of subsidiaries	287,411	(159,811)	(137,101)
Stock-based compensation	4,386	6,126	12,099
Debt discount accretion and other debt related expenses	17,457	15,189	11,453
Depreciation and amortization	1,614	1,652	2,170
Unrealized loss on investments	14,179	3,433	12,348
Writedown of assets and lease loss accrual	418	945	—
Decrease (increase) in operating assets
Financial instruments owned, at fair value	7,270	626	(4,397)
Receivable from brokers and dealers	(5,900)	—	—
Receivable from subsidiaries	62,813	(119,172)	—
Income taxes receivable	(151,001)	(26,911)	30,900
Other assets	9,063	56,508	(50,327)
(Decrease) increase in operating liabilities
Financial instruments sold, not yet purchased, at fair value	5,269	—	—
Payable to subsidiaries	—	(10,150)	(18,867)
Accrued compensation expense	(4,299)	8,623	(34,147)
Accrued expenses and other liabilities	2,089	5,263	11,507

Net cash used in operating activities	(96,298)	(102,442)	(72,724)

Cash flows from investing activities
Distributions from investments	13,639	4,477	37,558
Purchases of investments	(27,790)	(24,641)	(7,997)
Purchases of fixed assets and leasehold improvements	(53)	(7)	(1,035)
Dividends received from subsidiaries	113,091	202,294	118,085
Capital contributions to subsidiaries	(231,783)	(22,334)	(196,337)

Net cash (used in) provided by investing activities	(132,896)	159,789	(49,726)

Cash flows from financing activities
Proceeds of convertible preferred stock offering, net of issuance costs of $40,519	359,480	—	—
Proceeds from term credit agreement	—	97,838	—
Proceeds from issuance of cash convertible notes	—	—	363,808
Repayment of credit facility	—	—	(140,000)
Purchase of call options	—	—	(73,750)
Proceeds from issuance of warrants	—	—	15,000
Stock options exercised	1,140	1,000	5,784
Income tax (provision) benefit related to stock-based compensation	(6,154)	(6,449)	(2,760)
Cost of common stock repurchased	(35,832)	(58,553)	(60,090)
Payment of dividend related to convertible preferred shares	(1,051)	—	—

Net cash provided by financing activities	317,583	33,836	107,992

Effect of exchange rate changes on cash and cash equivalents	(1,325)	(508)	(265)

Increase (decrease) in cash and cash equivalents	87,064	91,183	(14,458)
Cash and cash equivalents at beginning of period	233,915	143,240	157,963

Cash and cash equivalents at end of period	$320,979	$233,915	$143,240

Supplemental disclosure of cash flow information:
Cash paid for interest	$15,479	$14,552	$16,648

Cash paid for income taxes	$44,975	$62,116	$59,384

The accompanying notes are an integral part of these condensed financial statements.

Notes to Condensed Financial Statements

Knight Capital Group, Inc. (parent only)

A. General

The condensed financial statements of Knight Capital Group, Inc. (parent only; the “Parent Company”) should be read in conjunction with the Consolidated Financial Statements of the Company and the notes thereto.

B. Income taxes

As stated in Footnote 17, “Income Taxes”, the Company and its subsidiaries file a consolidated federal income tax return as well as combined state income tax returns in certain jurisdictions. In other jurisdictions, the Company and its subsidiaries file separate income tax returns. As such, both federal and state income taxes attributable to subsidiaries are accrued at the subsidiary level and are therefore, included in Equity in earnings of subsidiaries on the Condensed Financial Statements. Income tax (benefit) expense included on the Parent Company’s Condensed Statements of Operations represents only the income taxes attributable to the Parent Company.